Share-based Payments	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments
Note 16 - Share-based Payments
During the year ended December 31, 2023 the Company recorded aggregate share-based payments of $2,068 (2022 - $3,429) as they relate to the fair value of stock options and RSU's vested, and RSU's settled in cash during the year.
Share-based payments for the years ended December 31, 2023 were allocated to expense accounts as follows:

	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$762	$479	$1,241
RSU's vested	815	12	827
Total	$1,577	$491	$2,068
Share-based payments for the years ended December 31, 2022 were allocated to expense accounts as follows:

	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$1,020	$737	$1,757
RSUs vested	1,530	142	1,672
Total	$2,550	$879	$3,429